Leases - Schedule of Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 717,863	$ 636,225
2026	244,051	572,098
2027	69,147	200,061
2028		58,565
Total lease payments	1,223,665	1,466,949
Less interest	50,949	84,135
Present value of lease liabilities	$ 1,172,716	$ 1,382,814